BUSINESS COMBINATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥) item
BUSINESS COMBINATIONS
Cash consideration not paid and included in accrued expenses and other liabilities	$ 1,794	¥ 12,335	¥ 26,497	¥ 11,368
Franchisee service stations
BUSINESS COMBINATIONS
Number of franchise service stations acquired | item	0	0	0	6
Total purchase consideration | ¥				¥ 7,639
Cash consideration not paid and included in accrued expenses and other liabilities	$ 374	¥ 2,570	¥ 7,342